Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	May 2013
Distribution Date	06/17/13
Transaction Month	28
30/360 Days	30
Actual/360 Days	33

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		January 1, 2011
Closing Date:		January 27, 2011

		Dollars	Units	WAC	WARM
Original Pool Balance:		$982,362,180.37	64,626	4.74%	58.35
Original Adj. Pool Balance:		$945,358,024.43

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$228,000,000.00	23.209%	0.31830%		February 15, 2012
Class A-2 Notes	Fixed	$263,000,000.00	26.772%	0.69000%		November 15, 2013
Class A-3 Notes	Fixed	$247,000,000.00	25.143%	1.16000%		April 15, 2015
Class A-4 Notes	Fixed	$116,600,000.00	11.869%	1.78000%		December 15, 2015
Class B Notes	Fixed	$34,030,000.00	3.464%	2.45000%		April 15, 2016
Class C Notes	Fixed	$32,150,000.00	3.273%	3.00000%		June 15, 2017
Total Securities		$920,780,000.00	93.731%

Overcollateralization		$24,578,024.43	2.502%
YSOA		$37,004,155.94	3.767%
Total Original Pool Balance		$982,362,180.37	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$103,404,761.91	0.4186428	$86,350,590.03	0.3495975	$17,054,171.88
Class A-4 Notes	$116,600,000.00	1.0000000	$116,600,000.00	1.0000000	$-
Class B Notes	$34,030,000.00	1.0000000	$34,030,000.00	1.0000000	$-
Class C Notes	$32,150,000.00	1.0000000	$32,150,000.00	1.0000000	$-
Total Securities	$286,184,761.91	0.3108069	$269,130,590.03	0.2922854	$17,054,171.88

Weighted Avg. Coupon (WAC)	4.56%		4.57%
Weighted Avg. Remaining Maturity (WARM)	34.46		33.56
Pool Receivables Balance	$330,384,032.07		$312,692,808.23
Remaining Number of Receivables	34,180		33,342

Adjusted Pool Balance	$319,744,971.78		$302,690,799.90

III. COLLECTIONS

Principal:
Principal Collections	$17,382,714.04
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$372,267.17
Total Principal Collections	$17,754,981.21

Interest:
Interest Collections	$1,254,407.50
Late Fees & Other Charges	$26,409.70
Interest on Repurchase Principal	$-
Total Interest Collections	$1,280,817.20

Collection Account Interest	$831.36
Reserve Account Interest	$226.03
Servicer Advances	$-

Total Collections	$19,036,855.80

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Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	May 2013
Distribution Date	06/17/13
Transaction Month	28
30/360 Days	30
Actual/360 Days	33

IV. DISTRIBUTIONS

Total Collections					$19,036,855.80
Reserve Account Available					$4,726,790.12
Total Available for Distribution					$23,763,645.92
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$275,320.03		$275,320.03	$275,320.03
Collection Account Interest					$831.36
Late Fees & Other Charges					$26,409.70
Total due to Servicer					$302,561.09

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$99,957.94		$99,957.94
Class A-4 Notes		$172,956.67		$172,956.67

Total Class A interest:		$272,914.61		$272,914.61	$272,914.61

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$69,477.92		$69,477.92	$69,477.92

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$80,375.00		$80,375.00	$80,375.00

Available Funds Remaining:					$18,311,527.18

Reserve Account Release					$-
Reserve Account Draw					$-

7. Regular Principal Distribution Amount:					$17,054,171.88

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$17,054,171.88
Class A-4 Notes				$-
Class A Notes Total:		$17,054,171.88		$17,054,171.88
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal				$17,054,171.88

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					1,257,355.30

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$10,639,060.29
Beginning Period Amount	$10,639,060.29
Current Period Amortization	$637,051.96
Ending Period Required Amount	$10,002,008.33
Ending Period Amount	$10,002,008.33
Next Distribution Date Amount	$9,387,070.30

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Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	May 2013
Distribution Date	06/17/13
Transaction Month	28
30/360 Days	30
Actual/360 Days	33

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$4,726,790.12
Beginning Period Amount	$4,726,790.12
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$4,726,790.12
Ending Period Amount	$4,726,790.12

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.55%
Overcollateralization Floor	3.55%

	Beginning	Ending	Target
Overcollateralization Amount	$33,560,209.87	$33,560,209.87	$33,560,209.87
Overcollateralization as a % of Original Adjusted Pool	3.55%	3.55%	3.55%
Overcollateralization as a % of Current Adjusted Pool	10.50%	11.09%	11.09%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.68%	32,902	98.22%	$307,137,730.39
30 - 60 Days	1.09%	363	1.48%	$4,623,058.71
61 - 90 Days	0.18%	60	0.23%	$722,778.25
91 + Days	0.05%	17	0.07%	$209,240.88
		33,342		$312,692,808.23
Total
Delinquent Receivables 61 + days past due	0.23%	77	0.30%	$932,019.13
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.25%	87	0.34%	$1,128,194.12
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.17%	61	0.23%	$786,098.38
Three-Month Average Delinquency Ratio	0.22%		0.29%

Repossession in Current Period		21		$301,918.27
Repossession Inventory		30		$246,561.50

Charge-Offs
Gross Principal of Charge-Off for Current Period				$308,509.80
Recoveries				$(372,267.17)
Net Charge-offs for Current Period				$(63,757.37)

Beginning Pool Balance for Current Period				$330,384,032.07

Net Loss Ratio				-0.23%
Net Loss Ratio for 1st Preceding Collection Period				-0.24%
Net Loss Ratio for 2nd Preceding Collection Period				1.05%
Three-Month Average Net Loss Ratio for Current Period				0.19%

Cumulative Net Losses for All Periods				$5,239,326.95
Cumulative Net Losses as a % of Initial Pool Balance				0.53%

Principal Balance of Extensions				$966,011.33
Number of Extensions				74

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